SALES REVENUE	12 Months Ended
Dec. 31, 2025
Disclosure of sales revenue [Abstract]
SALES REVENUE	SALES REVENUE
33.1Accounting policies
33.1.1Revenue from passenger transport and loyalty program
Passenger transportation revenue is recognized when the service is effectively rendered. Tickets sold, but not yet used are recorded under “Air traffic liability, services and loyalty program”, net of the estimated breakage revenue (note 24).
Other revenues, including charter flights, rebooking fees, baggage handling fees and other ancillary services, are recognized together with the primary passenger transportation performance obligation.
In the loyalty program, customers accumulate points based on the amount spent on air transportation and in accordance with the partners' rules. The number of points depends on the customer's category in the loyalty program, market, fare class and other factors including promotional campaigns.
After the sale of a ticket, the Company recognizes a portion of the amount received as revenue when the transportation service is provided and defers the portion corresponding to loyalty program points in accordance with IFRS 15 – Customer Contract Revenue.
The Company determines the estimated selling price of the air transportation and points as if each element had been sold on a separate basis and was therefore based on the stand-alone selling price.
The Company also sells loyalty program points to customers and partners, including credit card companies, financial institutions and retail companies. The related revenue is deferred and recognized when points are redeemed, based on the weighted average price of points sold.
Unused points are recorded and maintained under “Air traffic liability, services and loyalty program” until their effective use or expiration.
33.1.2Other revenues
Other revenues mainly include the transportation of cargo and travel packages and are recognized when performance obligations are met.
33.2Breakdown of sales revenue

	Years ended December 31,
Description	2025	2024	2023

Passenger revenue	20,000,963	18,125,685	17,229,732
Other revenues	1,782,911	1,506,303	1,487,286
Total	21,783,874	19,631,988	18,717,018
Taxes levied
Passenger revenue	(3,237)	(2,550)	(2,004)
Other revenues	(140,244)	(103,230)	(160,589)
Total taxes	(143,481)	(105,780)	(162,593)
Total revenue	21,640,393	19,526,208	18,554,425

Revenues by geographical location are as follows:

	Years ended December 31,
Description	2025	2024	2023

Domestic revenue	17,157,785	16,084,172	14,675,974
Foreign revenue	4,482,608	3,442,036	3,878,451
Total revenue	21,640,393	19,526,208	18,554,425